Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
 — The Plan’s financial statements and supplemental schedule have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
Contributions
 — Participant and RBC Companies’ fixed matching contributions are recorded in the period the employer makes the payroll deductions. Employer match true-up
contributions are recorded as a receivable for the period to which they are related. Participant accounts are credited with the true-up
contribution in the beginning of the following year. In the event of a delinquent participant contribution, actual lost earnings are determined and recorded in the effected participant’s account to make the participant whole. If negative earnings are calculated on a delinquent participant contribution, it will not be taken from the participant’s balance.
Benefits Paid to Participants
 — Benefit payments to participants are recorded upon distribution. There were no participants who elected to withdraw from the Plan who had not yet been paid as of December 31, 2025 and 2024.The unpaid amount was $0 for the year ended December 31, 2025.
Investment Valuation and Income Recognition
 — The Plan’s investments are stated at fair value. Shares of mutual funds are valued at quoted market prices, which represent the net asset value (NAV) of shares held by the Plan at year-end.
The USA Pensions Benefits Committee determines the Plan’s valuation policies utilizing information provided by the Trustee. Common collective trust funds are stated the net asset value determined by the issuer of the common/collective trust. The RBC Stock Fund is valued based on the underlying assets as shown in Note 3. The Plan presents in the statement of changes in net assets available for benefits the net appreciation (depreciation) in the fair value of its investments, which consists of the realized gains or losses and the unrealized appreciation or depreciation on those investments.
Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on an accrual basis. Dividends are recorded on the ex-dividend
date.
Management fees and operating expenses charged to the Plan for investments in the mutual funds are deducted from income earned on a daily basis and are not separately reflected. Consequently, management fees and operating expenses are reflected as a reduction of investment return for such investments.
Notes Receivable from Participants
 —
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are recorded as distributions based on the terms of the Plan document. No allowance for credit losses has been recorded as of December 31, 2025 and 2024. Notes receivable will be subject to any origination and periodic maintenance fees charged by the Trustee and record keeper and approved by the Committee. The origination fee will be an administrative fee charged to the Participant’s Account.

Administrative Expenses
 — Administrative expenses are paid by the Plan Sponsor through the use of forfeitures as provided in the second amendment to the Trust Agreement between Trustee and the Plan Sponsor. Additionally, certain transaction costs for loans and investment redemptions are paid by the participants via reduction of participant account balances.
Use of Estimates
 — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of net assets available for benefits at the date of the financial statements and the changes in net assets available for benefits during the reporting period and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties
 — The Plan provides various investment options in shares of registered investment companies, common collective trusts, and RBC Stock Fund. Investment securities, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the participants’ account balances and the amounts reported in the statement of net assets available for benefits.